Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Research and development	4,990,407	5,120,979
General and administrative	4,409,651	3,252,649
Total operating expenses	9,400,058	8,373,628
Loss from operations	(9,400,058)	(8,373,628)
Interest (expense) income	(9,580)	39,841
Other (expense) income	7,173	(5,020)
Paycheck Protection Program Note forgiveness	1,602,936
Total other income, net	1,600,529	34,821
Net loss	$ (7,799,529)	$ (8,338,807)
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)	$ (1.33)	$ (8.78)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted (in Dollars per share)	$ 5,861,730	$ 949,544